Document And Entity Information	Nov. 22, 2022
Document Information Line Items
Entity Registrant Name	VADO CORP.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001700849
Document Period End Date	Nov. 22, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	333-222593
Entity Tax Identification Number	30-0968244
Entity Address, Address Line One	4001 South 700 East
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84107
City Area Code	(385)
Local Phone Number	354-6873
Title of 12(b) Security	None
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false